UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 97.4%

California — 97.4%
County/City/Special District/School District — 39.2%
Abag Finance Authority for Nonprofit Corps, RB, VRDN, Series A(a):
M/F, Lakeside Village Apartments, 1.55%, 10/01/46	$1,500	$1,500,000
Sharp HealthCare, 1.52%, 08/01/24	1,675	1,675,000
Anaheim Public Financing Authority, RB, Water System Project, 5.00%, 10/01/18(b)	1,000	1,017,630
California School Cash Reserve Program Authority, RB, Series A, 3.00%, 06/29/18	1,000	1,003,560
Capistrano Unified School District Community Facilities District No. 90-2, Refunding, Special Tax Bonds (BAM), 1.15%, 09/01/18	1,490	1,484,800
Chino Valley Unified School District, GO, Series A, 2.00%, 08/01/18	1,000	1,001,880
City & County of San Francisco Redevelopment Agency, RB, Notre Dame Apartments, M/F, Series G, AMT, VRDN, 1.70%, 12/01/33(a)	300	300,000
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 06/15/18	1,640	1,651,972
City & County of San Francisco California, RB, VRDN, M/F, 1601 Mariposa Apartments, Series B1, 1.69%, 07/01/57(a)	2,200	2,200,000
City & County of San Francisco Redevelopment Agency, Special Tax, VRDN, Community Facility District No.4, 1.59%, 08/01/32(a)	2,250	2,250,000
County of Los Angeles California, GO, 5.00%, 06/29/18	3,395	3,423,789
County of Los Angeles Redevelopment Refunding Authority, Refunding, Tax Allocation Bonds, Series D, 5.00%, 09/01/18	1,000	1,013,900
County of Riverside California, RB, 2.00%, 06/29/18	5,000	5,006,400
Gilroy Unified School District, GO, 3.00%, 08/01/18	400	402,012
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 09/01/18	5,000	5,077,500

Security	Par (000)	Value
County/City/Special District/School District (continued)
Jurupa Public Financing Authority, Refunding, Special Tax Bonds, Series A, 4.00%, 09/01/18	$380	$383,667
Lodi Unified School District California, GO, Refunding, (AGM), 4.00%, 08/01/18	1,000	1,008,320
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 08/01/18	200	201,644
Mission Viejo Community Development Financing Authority, RB, VRDN, Mission Viejo Mall Improvement Project, Series A, 1.58%, 09/01/28(a)	2,250	2,250,000
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 08/01/18	900	910,476
Otay Water District, COP, VRDN, Capital Projects, 1.58%, 09/01/26(a)	1,400	1,400,000
Placentia-Yorba Linda Unified School District, COP, Refunding Series A (AGM), 4.00%, 10/01/18	160	161,931
San Marcos Unified School District California, GO, CAB, 0.00%, 08/01/18(c)	500	497,360
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 07/01/18	1,690	1,704,923

		37,526,764
Education — 9.8%
University of California, Refunding RB:
Series A, 4.00%, 11/01/18	3,000	3,044,340
Series A, 5.00%, 11/01/18	900	918,468
Series AR, 3.00%, 05/15/18	230	230,434
Series S, 5.00%, 05/15/18(d)	5	5,021
Series S, 5.00%, 05/15/18	1,995	2,003,399
VRDN, Series AL-4, 1.58%, 05/15/48(a)	3,200	3,200,000

		9,401,662
Health — 8.0%
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 10/01/18	750	763,185
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series D, 5.00%, 08/15/18	515	521,649

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, RB, The Village at Hesperia Apartments, M/F, Series CCC, AMT, VRDN, 1.71%, 11/15/39(a)	$2,300	$2,300,000
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 05/15/18	1,000	1,003,900
Episcopal Communities & Services, 5.00%, 05/15/18	300	301,326
Huntington Memorial Hospital, Series B, 5.00%, 07/01/18	500	503,980
Rady Children’s Hospital, Series A, 4.00%, 08/15/18	1,000	1,009,460
County of Los Angeles California Redevelopment Authority, Refunding, Tax Allocation Bonds, South Gate Redevelopment Project No. 1 and Claremont Consolidated Redevelopment Project, Series A, 4.00%, 09/01/18	850	858,491
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Series A, 4.00%, 10/01/18	350	354,400

		7,616,391
Housing — 0.7%
California HFA, RB, Series A (Fannie Mae):
3.20%, 08/01/18	225	226,004
3.50%, 02/01/19	450	455,206

		681,210
State — 9.8%
State of California, GO, Refunding:
5.00%, 09/01/18	5,900	5,987,143
3.00%, 11/01/18	1,700	1,715,589
Series A, 5.00%, 07/01/18(d)	560	564,917
Series A, 5.00%, 07/01/18(d)	160	161,405

Security	Par (000)	Value
State (continued)
State of California, GO, Refunding (continued):
VRDN, Kindergarten-University Public Education Facilities Bonds, 1.25%, 05/01/34(a)	$1,000	$1,000,000

		9,429,054
Tobacco — 0.6%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 4.00%, 06/01/18	570	572,297

Transportation — 7.8%
Bay Area Toll Authority, Refunding RB, VRDN, 2014 Remarketing, Series E1, 1.48%, 04/01/45(a)	2,500	2,500,000
City of Long Beach California, RB, Series A, 5.00%, 05/15/18	500	502,115
City of Los Angeles Department of Airports, RB, Series B, AMT, 4.00%, 05/15/18	180	180,506
Port of Oakland California, Refunding RB, Series O, AMT, 5.00%, 05/01/18	4,280	4,291,256
Sacramento Transportation Authority, Refunding RB, VRDN, Measure A Sales Tax Revenue, Series A, 1.55%, 10/01/38(a)	2,500	2,500,000

		9,973,877
Utilities — 18.9%
California State Department of Water Resources, Refunding RB, Series H(b):
5.00%, 05/01/18	2,500	2,506,925
5.00%, 05/01/18	1,000	1,002,810
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 08/01/18	1,000	1,008,250
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,019,140
City of Tulare California Sewer Revenue, Refunding RB, (AGM), 4.00%, 11/15/18	315	319,832
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,023,130
County of Orange California Water District, Refunding RB, Series A, 4.00%, 08/15/18	100	100,961

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 07/01/18	$955	$963,595
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 08/15/18	400	405,268
Sacramento Municipal Utility District, Refunding RB, Series E, 5.00%, 08/15/18	1,695	1,717,323
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 07/01/18	685	689,384
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 04/01/19(c)	4,590	4,341,452

		18,098,070

Total Long-Term Investments — 97.4% (Cost — $93,220,810)		93,299,325

Security	Shares	Value
Short-Term Securities — 1.7%

Commercial Paper — 1.6%
California State University, 1.32% 05/03/18	1,600,000	$1,600,000

Total Commercial Paper — 1.6% (Cost — $1,600,000)		1,600,000

Money Market Funds — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.58%(e)(f)	59,049	59,049

Total Money Market Funds — 0.1% (Cost — $59,055)		59,049

Total Short-Term Securities — 1.7% (Cost — $1,659,055)		1,659,049

Total Investments — 99.1% (Cost — $94,879,865)		94,958,374
Other Assets Less Liabilities — 0.9%		820,404

Net Assets Applicable to Common Shares — 100.0%		$95,778,778

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,961,142	(1,902,093)	59,049	$59,049	$1,594	$324	$(6)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock California Municipal 2018 Term Trust (BJZ)

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

VRDN — Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows :

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s ownassumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority tounobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. Theinputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification isdetermined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservableinputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in theabsence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between differentlevels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$93,299,325	$—	$93,299,325
Short-Term Securities:
Commercial Paper	—	1,600,000	—	1,600,000
Money Market Funds	59,049	—	—	59,049

	$59,049	$94,899,325	$—	$94,958,374

(a)	See above Schedule of Investments for values in each sector.

During the period ended March 31, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 21, 2018